Offerings - Offering: 1	Apr. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	11,896,750
Proposed Maximum Offering Price per Unit	29.00
Maximum Aggregate Offering Price	$ 345,005,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,645.29
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-275300), filed on November 3, 2023. Includes 1,551,750 shares of common stock that the underwriters have an option to purchase.